Provisions - Current Liabilities and Non-current Liabilities of Provisions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of other provisions [abstract]
Current liabilities	¥ 348,763	¥ 305,994
Non-current liabilities	220,745	220,625
Total	¥ 569,508	¥ 526,619